FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 266,821	$ 223,744
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	9,524	11,906
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	75	87
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,742	12,163
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	87,764	65,234
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	89,748	76,620
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	7,547	6,831
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,100	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	5,061	6,411
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	689	544
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 2,385	$ 2,226